Trade and other payables - (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and other payables

	31 December 2022 £m	31 December 2021* £m
Amounts falling due within one year
Trade payables	15.8	12.9
Accruals	36.3	28.1
Deferred income	7.3	6.6
Other taxes and social security	1.9	3.0
Other payables	6.5	18.4

	67.8	69.0

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision